Schedule of Deferred Sales Inducement Activity (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Movement in Deferred Sales Inducements [Roll Forward]
Balance, beginning of year		$ 21,148	[1]	$ 19,510	[1]	$ 18,345
Capitalization		566		1,492		2,370
Interest		1,004		1,020		971
Amortization		(2,939)		(2,924)		(1,762)
Change in shadow DSI		101		2,050		(414)
Balance, end of year	[1]	$ 19,880		$ 21,148		$ 19,510

[1]	Deferred sales inducements is located in Other assets on the Balance Sheets.